UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
May 9, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                20
                                              -----------
Form 13F Information Table Value Total:       $   111,474
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 3/31/06



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  1,871   137,500 SH    SOLE             137,500
AC Moore, Inc.           COM  00086T103  5,456   296,540 SH    SOLE             296,540
Advanta Corporation      CLA  007942105  7,442   218,300 SH    SOLE             218,300
Alexander & Baldwin      COM  014482103    930    19,500 SH    SOLE              19,500
Ameritrade               COM  03074K100  6,511   312,000 SH    SOLE             312,000
Berkshire Hathawayc.     CLA  084670108  3,253        36 SH    SOLE                  36
Black & Decker, Inc.     COM  091797100 10,210   117,500 SH    SOLE             117,500
Boykin Lodging           COM  103430104  5,705   505,300 SH    SOLE             505,300
Career Education Corp.   COM  141665109  4,037   107,000 SH    SOLE             107,000
Dover Motorsports        COM  260174107     40     7,300 SH    SOLE               7,300
El Paso Corporation      COM  28336L109  5,212   432,500 SH    SOLE             432,500
Federal Agric. Mortgage  CLC  313148306 19,697   669,500 SH    SOLE             669,500
Federal Agric. Mortgage  CLA  313148108    663    34,000 SH    SOLE              34,000
First Data Corp..        COM  319963104  5,511   117,700 SH    SOLE             117,700
MBIA, Inc.               COM  55262C100  9,049   173,100 SH    SOLE             173,100
Molson Coors Brewing     CLB  60871R209  1,338    19,500 SH    SOLE              19,500
Molson Coors Brewing     CLA  60871R100  2,308    33,700 SH    SOLE              33,700
Ocean Shore HoldingCorp  COM  67501P107  1,535   125,000 SH    SOLE             125,000
Polaris Industries, Inc. COM  731068102 18,005   330,000 SH    SOLE             330,000
Willow Grove Bancorp     COM  97111W101  2,701   152,500 SH    SOLE             152,500

REPORT SUMMARY:                 20      111,474